PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Land	295,496	295,496	1,894
Buildings	616,595	620,453	3,976
Leasehold improvements	1,371,345	1,353,483	8,673
Vehicle	52,520	48,211	309
Tools and equipment	998,867	1,169,727	7,496
Subtotal	3,334,823	3,487,370	22,348
Less: accumulated depreciation	(1,456,351)	(1,637,771)	(10,495)
Property and equipment, net	1,878,472	1,849,599	11,853

Depreciation expenses recognized for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026 amounted to JPY371.2 million, JPY387.1 million and JPY393.2 million ($2.5 million), respectively.